Benefit Plans	12 Months Ended
Sep. 30, 2014
Compensation and Retirement Disclosure [Abstract]
Benefit Plans

Note 8 — Benefit Plans

The Company has defined benefit pension plans covering substantially all of its employees in the United States and certain foreign locations. The Company also provides certain postretirement healthcare and life insurance benefits to qualifying domestic retirees. Other postretirement benefit plans in foreign countries are not material. The measurement date used for the Company’s employee benefit plans is September 30.

Effective April 1, 2014, the Company replaced its current post-65 group medical coverage with a new approach for retirees age 65 and older and their eligible dependents to access post-65 retiree medical and prescription drug coverage in the U.S. Such changes were communicated to active employees and retirees in early January 2014 and as such, the Company remeasured its U.S. postretirement healthcare benefit plan as of January 1, 2014. The impact of this plan change and remeasurement is immaterial to the Company’s consolidated financial results. The plan design changes included, among other modifications, a replacement of the Company-sponsored healthcare coverage program for post-65 retirees with contributions to a health reimbursement account that can be used to purchase coverage through a Medicare insurance exchange.

Effective January 1, 2013, all plan participants’ benefits in the U.S. defined benefit traditional pension plan, which provided benefits to participants based upon a final average pay formula, were converted to a defined benefit cash balance pension plan. Upon conversion, each individual plan participant received an opening balance equal to the actuarial equivalent of individual benefits accrued under the defined benefit traditional pension plan through December 31, 2012. Following conversion, a participant will subsequently accrue benefits under the cash balance plan through monthly pay credits based upon the plan participant’s age and length of service. Upon approval and communication of this benefit plan amendment to affected employees during the first quarter of fiscal year 2012, the Company remeasured its U.S. defined pension on November 30, 2011 and this interim remeasurement reduced the net pension cost for fiscal year 2012 by $40 million.

The Company’s November 30, 2011 benefit plan remeasurement was based upon a discount rate of 5.1%, compared with the discount rate of 4.9% used on the September 30, 2011 measurement date. The increase in the discount rate reduced total fiscal year 2012 net pension cost by $5 million and this change in the projected benefit obligation was recognized in Other comprehensive income (loss) as an actuarial gain. An increase in plan assets held as of November 30, 2011 compared with assets held as of September 30, 2011 also reduced total fiscal year 2012 net pension cost by $6 million. The change in the projected benefit obligation attributable to the plan amendment was recognized in Other comprehensive income (loss) as negative prior service cost and reduced fiscal year 2012 net pension cost by $29 million.

Net pension and other postretirement cost for the years ended September 30 included the following components:

	Pension Plans			Other Postretirement Benefits
(Millions of dollars)	2014	2013	2012	2014	2013	2012
Service cost	$71	$84	$75	$3	$6	$6
Interest cost	93	87	91	9	10	13
Expected return on plan assets	(126)	(116)	(104)	—	—	—
Amortization of prior service credit	(15)	(13)	(11)	(4)	(1)	(1)
Amortization of loss	49	75	56	2	4	5
Curtailment/settlement loss	3	6	20	—	—	(1)

Net pension and postretirement cost	$74	$123	$128	$10	$19	$21

Net pension cost attributable to foreign plans included in the preceding table was $25 million, $33 million and $31 million in 2014, 2013 and 2012, respectively.

The settlement losses recorded in 2014, 2013 and 2012 included lump sum benefit payments associated with the Company’s U.S. supplemental pension plan. The Company recognizes pension settlements when payments from the supplemental plan exceed the sum of service and interest cost components of net periodic pension cost associated with this plan for the fiscal year. The settlement losses recorded in 2014, 2013 and 2012 also included settlements associated with certain foreign plans.

The change in benefit obligation, change in fair value of plan assets, funded status and amounts recognized in the Consolidated Balance Sheets for these plans were as follows:

	Pension Plans		Other Postretirement Benefits
(Millions of dollars)	2014	2013	2014	2013
Change in benefit obligation:
Beginning obligation	$2,076	$2,308	$243	$267
Service cost	71	84	3	6
Interest cost	93	87	9	10
Plan amendments	(1)	(23)	(37)	—
Benefits paid	(142)	(153)	(24)	(28)
Actuarial loss (gain)	318	(217)	—	(21)
Settlements	(7)	(13)	—	—
Other, includes translation	(42)	5	6	8

Benefit obligation at September 30	$2,366	$2,076	$201	$243

Change in fair value of plan assets:
Beginning fair value	$1,785	$1,573	$—	$—
Actual return on plan assets	119	200	—	—
Employer contribution	104	174	—	—
Benefits paid	(142)	(153)	—	—
Settlements	(7)	(13)	—	—
Other, includes translation	(29)	3	—	—

Plan assets at September 30	$1,829	$1,785	$—	$—

Funded Status at September 30:
Unfunded benefit obligation	$(537)	$(292)	$(201)	$(243)

Amounts recognized in the Consolidated Balance Sheets at September 30:
Other	$3	$12	$—	$—
Salaries, wages and related items	(8)	(6)	(16)	(18)
Long-term Employee Benefit Obligations	(531)	(299)	(184)	(225)

Net amount recognized	$(537)	$(292)	$(201)	$(243)

Amounts recognized in Accumulated other comprehensive (loss) income before income taxes at September 30:
Net transition asset	$—	$—	$—	$—
Prior service credit	119	133	42	9
Net actuarial loss	(1,030)	(774)	(44)	(46)

Net amount recognized	$(911)	$(641)	$(2)	$(37)

Foreign pension plan assets at fair value included in the preceding table were $574 million and $549 million at September 30, 2014 and 2013, respectively. The foreign pension plan projected benefit obligations were $765 million and $658 million at September 30, 2014 and 2013, respectively.

Pension plans with accumulated benefit obligations in excess of plan assets and plans with projected benefit obligations in excess of plan assets consist of the following at September 30:

	Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets		Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
(Millions of dollars)	2014	2013	2014	2013
Projected benefit obligation	$2,267	$1,551	$2,324	$1,855
Accumulated benefit obligation	$2,186	$1,525
Fair value of plan assets	$1,738	$1,285	$1,784	$1,551

The estimated net actuarial loss and prior service credit for pension benefits that will be amortized from Accumulated other comprehensive (loss) income into net pension costs over the next fiscal year are expected to be $(68) million and $16 million, respectively. The estimated net actuarial loss and prior service credit for other postretirement benefits that will be amortized from Accumulated other comprehensive (loss) income into net other postretirement costs over the next fiscal year are expected to be $(3) million and $5 million, respectively.

The weighted average assumptions used in determining pension plan information were as follows:

	2014		2013		2012
Net Cost
Discount rate:
U.S. plans(A)	4.95%		3.90%		4.90	%(B)
Foreign plans	3.87		3.94		5.26
Expected return on plan assets:
U.S. plans	7.75		7.75		7.75
Foreign plans	5.68		5.68		6.06
Rate of compensation increase:
U.S. plans(A)	4.25		4.25		4.25
Foreign plans	2.46		3.28		3.61
Benefit Obligation
Discount rate:
U.S. plans	4.15	(C)	4.95	(C)	3.90	(A)
Foreign plans	3.14		3.87		3.94
Rate of compensation increase:
U.S. plans(A)	4.25		4.25		4.25
Foreign plans	2.49		2.46		3.28

(A)	Also used to determine other postretirement and postemployment benefit plan information.

(B)	On November 30, 2011, the Company remeasured its U.S. defined benefit pension plan based upon a 5.10% discount rate compared to the discount rate of 4.90% used on September 30, 2011. All other U.S. plans remained at 4.90%.

(C)	The discount rates used to determine other postretirement and postemployment benefit plan information in fiscal year 2014 were 3.85% and 3.75%, respectively. The discount rates used in fiscal year 2013 were 4.40% and 4.00%, respectively.

At September 30, 2014 the assumed healthcare trend rates were 7.0%, gradually decreasing to an ultimate rate of 5.0% beginning in 2024. At September 30, 2013 the assumed healthcare trend rates were 7.2% pre and post age 65, gradually decreasing to an ultimate rate of 5.0% beginning in 2024. A one percentage point increase in assumed healthcare cost trend rates in each year would not materially impact the accumulated postretirement benefit obligation as of September 30, 2014 or the aggregate of the service cost and interest cost components of 2014 annual expense. Similarly, a one percentage point decrease in the assumed healthcare cost trend rates in each year would not materially impact the accumulated postretirement benefit obligation as of September 30, 2014 or the aggregate of the 2014 service cost and interest cost.

Expected Rate of Return on Plan Assets

The expected rate of return on plan assets is based upon expectations of long-term average rates of return to be achieved by the underlying investment portfolios. In establishing this assumption, the Company considers many factors, including historical assumptions compared with actual results; benchmark data; expected returns on various plan asset classes, as well as current and expected asset allocations.

Expected Funding

The Company’s funding policy for its defined benefit pension plans is to contribute amounts sufficient to meet legal funding requirements, plus any additional amounts that may be appropriate considering the funded status of the plans, tax consequences, the cash flow generated by the Company and other factors. While the Company does not anticipate any significant required contributions to its pension plans in 2015, the Company made a discretionary contribution of $40 million to its U.S. pension plan in October 2014.

Expected benefit payments are as follows:

(Millions of dollars)	Pension Plans	Other Postretirement Benefits
2015	$154	$16
2016	153	16
2017	157	16
2018	158	16
2019	172	16
2020-2024	843	71

As previously discussed, the Company replaced its Company-sponsored healthcare coverage program for post-65 retirees with a health reimbursement plan on April 1, 2014. As such, the Company no longer receives subsidies under the Medicare Prescription Drug Improvement and Modernization Act of 2003.

Investments

The Company’s primary objective is to achieve returns sufficient to meet future benefit obligations. It seeks to generate above market returns by investing in more volatile asset classes such as equities while at the same time controlling risk through diversification in non-correlated asset classes and through allocations to more stable asset classes like fixed income.

U.S. Plans

The Company’s U.S. pension plans comprise 69% of total benefit plan investments, based on September 30, 2014 market values and have a target asset mix of 35% fixed income, 34% diversifying investments and 31% equities. This mix was established based on an analysis of projected benefit payments and estimates of long-term returns, volatilities and correlations for various asset classes. The asset allocations to diversifying investments include high-yield bonds, hedge funds, real estate, infrastructure, commodities, leveraged loans and emerging markets bonds.

The actual portfolio investment mix may, from time to time, deviate from the established target mix due to various factors such as normal market fluctuations, the reliance on estimates in connection with the determination of allocations and normal portfolio activity such as additions and withdrawals. Rebalancing of the asset portfolio on a quarterly basis is required to address any allocations that deviate from the established target allocations in excess of defined allowable ranges. The target allocations are subject to periodic review, including a review of the asset portfolio’s performance, by the named fiduciary of the plans. Any tactical deviations from the established asset mix require the approval of the named fiduciary.

The U.S. plans may enter into both exchange traded and non-exchange traded derivative transactions in order to manage interest rate exposure, volatility, term structure of interest rates, and sector and currency exposures within the fixed income portfolios. The Company has established minimum credit quality standards for counterparties in such transactions.

The following table provides the fair value measurements of U.S. plan assets, as well as the measurement techniques and inputs utilized to measure fair value of these assets, at September 30, 2014 and 2013. The categorization of fund investments is based upon the categorization of these funds’ underlying assets.

(Millions of dollars)	Total U.S. Plan Asset Balances at September 30, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fixed Income:
Mortgage and asset-backed securities	$150	$—	$150	$—
Corporate bonds	213	105	108	—
Government and agency-U.S.	153	124	29	—
Government and agency-Foreign	126	74	51	—
Equity securities	393	56	337	—
Cash and cash equivalents	26	26	—	—
Other	193	96	93	4

Fair value of plan assets	$1,255	$483	$768	$4

(Millions of dollars)	Total U.S. Plan Asset Balances at September 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fixed Income:
Mortgage and asset-backed securities	$174	$—	$174	$—
Corporate bonds	217	102	115	—
Government and agency-U.S.	142	97	46	—
Government and agency-Foreign	122	74	49	—
Equity securities	384	62	322	—
Cash and cash equivalents	3	3	—	—
Other	193	97	84	12

Fair value of plan assets	$1,235	$435	$788	$12

Fixed Income Securities

U.S. pension plan assets categorized above as fixed income securities include fund investments comprised of mortgage-backed, corporate, government and agency and asset-backed instruments. Mortgage-backed securities consist of residential mortgage pass-through certificates. Investments in corporate bonds are diversified across industry and sector and consist of investment-grade, as well as high-yield debt instruments. U.S. government investments consist of obligations of the U.S. Treasury, other U.S. government agencies, state governments and local municipalities. Assets categorized as foreign government and agency debt securities included investments in developed and emerging markets.

The values of fixed income investments classified within Level 1 are based on the closing price reported on the major market on which the investments are traded. A portion of the fixed income instruments classified within Level 2 are valued based upon estimated prices from independent vendors’ pricing models and these prices are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market-related data. Values of other instruments classified within Level 2 are based on the corroborated net asset value provided by the fund administrator, which is based on the value of the underlying assets owned by the fund, less its liabilities and then divided by the number of fund units outstanding.

Equity Securities

U.S. pension plan assets categorized as equity securities consist of fund investments in publicly-traded U.S. and non-U.S. equity securities. In order to achieve appropriate diversification, these portfolios are invested across market sectors, investment styles, capitalization weights and geographic regions. The values of equity securities classified within Level 1 are based on the closing price reported on the major market on which the investments are traded. The values of equity security investments classified within Level 2 are based on the corroborated net asset value provided by the fund administrator.

Cash and Cash Equivalents

A portion of the U.S. plans’ assets consists of investments in cash and cash equivalents, primarily to accommodate liquidity requirements relating to trade settlement and benefit payment activity, and the values of these assets are based upon quoted market prices.

Other Securities

Other U.S. pension plan assets include fund investments comprised of underlying assets of real estate, infrastructure, commodities and hedge funds. The values of such instruments classified within Level 1 are based on the closing price reported on the major market on which the investments are traded. Investments classified within Level 2 are valued based on the net asset value provided by the fund administrator when such net asset value represents the price at which the pension plan assets could be redeemed at period end. Investments classified within Level 3 are valued based on the net asset value provided by the fund administrator when the pension plan assets could not be redeemed at period end (for example, if the assets are subject to a lock-up period).

The following table summarizes the changes, for the years ended September 30, 2014 and 2013, in the fair value of U.S. pension assets measured using Level 3 inputs:

(Millions of dollars)	Other (Hedge Funds)
Balance at September 30, 2012	$—
Actual return on plan assets:
Relating to assets held at September 30, 2012	—
Purchases, sales and settlements, net	12
Transfers (out) in from other categories	—
Exchange rate changes	—

Balance at September 30, 2013	$12
Actual return on plan assets:
Relating to assets held at September 30, 2013	1
Purchases, sales and settlements, net	4
Transfers (out) in from other categories	(13)
Exchange rate changes	—

Balance at September 30, 2014	$4

Foreign Plans

Foreign plan assets comprise 31% of the Company’s total benefit plan assets, based on market value at September 30, 2014. Such plans have local independent fiduciary committees, with responsibility for development and oversight of investment policy, including asset allocation decisions. In making such decisions, consideration is given to local regulations, investment practices and funding rules.

The following table provides the fair value measurements of foreign plan assets, as well as the measurement techniques and inputs utilized to measure fair value of these assets, at September 30, 2014 and 2013.

(Millions of dollars)	Total Foreign Plan Asset Balances at September 30, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fixed Income:
Corporate bonds	$35	$—	$35	$—
Government and agency-U.S.	3	3	—	—
Government and agency-Foreign	100	59	41	—
Other fixed income	47	46	1	—
Equity securities	237	221	17	—
Cash and cash equivalents	15	15	—	—
Real estate	10	—	10	—
Insurance contracts	78	—	—	78
Other	47	12	35	—

Fair value of plan assets	$574	$357	$138	$78

(Millions of dollars)	Total Foreign Plan Asset Balances at September 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fixed Income:
Corporate bonds	$46	$—	$46	$—
Government and agency-U.S.	3	3	—	—
Government and agency-Foreign	82	47	36	—
Equity securities	309	294	14	—
Cash and cash equivalents	17	17	—	—
Real estate	11	—	9	1
Insurance contracts	81	—	—	81

Fair value of plan assets	$549	$361	$105	$83

Fixed Income Securities

Fixed income investments held by foreign pension plans include corporate, U.S. government and non-U.S. government securities. The values of fixed income securities classified within Level 1 are based on the closing price reported on the major market on which the investments are traded. Values of investments classified within Level 2 are based upon estimated prices from independent vendors’ pricing models and these prices are derived from market observable sources.

Equity Securities

Equity securities included in the foreign plan assets consist of publicly-traded U.S. and non-U.S. equity securities. The values of equity securities classified within Level 1 are based on the closing price reported on the major market on which the investments are traded. The values of equity security investments classified within Level 2 are based on the corroborated net asset value provided by the fund administrator.

Other Securities

The foreign plans hold a portion of assets in cash and cash equivalents, in order to accommodate liquidity requirements and the values are based upon quoted market prices. Real estate investments consist of investments in funds holding an interest in real properties and the corresponding values represent the estimated fair value based on the fair value of the underlying investment value or cost, adjusted for any accumulated earnings or losses. The values of insurance contracts approximately represent cash surrender value. Other investments include fund investments for which values are based upon either quoted market prices or market observable sources.

The following table summarizes the changes, for the years ended September 30, 2014 and 2013, in the fair value of foreign pension assets measured using Level 3 inputs:

(Millions of dollars)	Real Estate	Insurance Contracts	Total Assets
Balance at September 30, 2012	$3	$80	$83
Actual return on plan assets:
Relating to assets held at September 30, 2012	—	(1)	(1)
Purchases, sales and settlements, net	(2)	6	4
Transfers (out) in from other categories	—	(5)	(5)
Exchange rate changes	—	1	1

Balance at September 30, 2013	$1	$81	$83
Actual return on plan assets:
Relating to assets held at September 30, 2013	—	1	1
Purchases, sales and settlements, net	—	3	3
Transfers (out) in from other categories	(1)	(2)	(3)
Exchange rate changes	—	(6)	(6)

Balance at September 30, 2014	$—	$78	$78

Postemployment Benefits

The Company utilizes a service-based approach in accounting for most of its postemployment benefits. Under this approach, the costs of benefits are recognized over the eligible employees’ service period. The Company has elected to delay recognition of actuarial gains and losses that result from changes in assumptions.

Postemployment benefit costs for the years ended September 30 included the following components:

(Millions of dollars)	2014	2013	2012
Service cost	$20	$22	$16
Interest cost	7	6	6
Amortization of prior service credit	(2)	(2)	(2)
Amortization of loss	21	21	16

Net postemployment benefit cost	$47	$47	$36

The changes in benefit obligation for these postemployment benefits were as follows:

	Postemployment benefits
(Millions of dollars)	2014	2013
Change in benefit obligation:
Beginning obligation	$186	$163
Service cost	20	22
Interest cost	7	6
Benefits paid	(30)	(29)
Actuarial loss	1	25

Benefit obligation at September 30	$184	$186

The postemployment benefit plan obligations as of September 30, 2014 and 2013 were unfunded. The amounts recognized in Accumulated other comprehensive (loss) income before income taxes for the net actuarial loss were $145 million and $163 million at September 30, 2014 and 2013, respectively. The estimated net actuarial loss that will be amortized from the Accumulated other comprehensive (loss) income into postemployment benefit cost over the next fiscal year is $(17) million.

During the fourth quarter of fiscal year 2014, the Company initiated workforce reduction actions that affected a significant number of employees. Because such unusually broad and significant actions were not contemplated when the postemployment benefit plan obligation was measured on September 30, 2013, a $36 million charge associated with these actions was immediately recognized when the cost of the actions was determined probable and reasonably estimable in the fourth quarter of fiscal year 2014. All costs associated with these actions are expected be incurred by the end of the second quarter of fiscal year 2015.

Savings Incentive Plan

The Company has a voluntary defined contribution plan (“Savings Incentive Plan”) covering eligible employees in the United States. The Company matches contributions for eligible employees to 75% of employees’ contributions, up to a maximum of 4.5% of each employee’s eligible compensation. The cost of the Savings Incentive Plan was $39 million in 2014, $36 million in 2013 and $36 million in 2012. The Company guarantees employees’ contributions to the fixed income fund of the Savings Incentive Plan, which typically consists of high quality bonds, including U.S. government securities, corporate bonds, mortgage-backed and asset-backed securities and cash equivalents. The amount guaranteed was $236 million at September 30, 2014.